Consolidated Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, Plant and Equipment
The estimated useful lives of our property and equipment are as follows:

Computer equipment	3 years
Furniture and office equipment	7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2024	2023
	(in thousands)
Computer equipment	$6,202	$6,592
Furniture and office equipment	1,925	2,593
Leasehold improvements	15,632	16,702
Property and equipment, gross	23,759	25,887
Less: accumulated depreciation and amortization	(11,055)	(10,248)
Property and equipment, net	$12,704	$15,639

Schedule of Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2023
	(in thousands)
Accrued expenses	$6,348	$4,548
Customer credits	6,401	6,724
Derivative financial instruments	—	462
Other	1,031	1,062
Accrued expenses and other current liabilities	$13,780	$12,796

Other Noncurrent Liabilities	Other liabilities, noncurrent consisted of the following:

	As of December 31,
	2024	2023
	(in thousands)
Other tax liabilities	$21,078	$14,706
Other liabilities, noncurrent	$21,078	$14,706